EXHIBIT 99.1

NISSAN MASTER OWNER TRUST RECEIVABLES, SERIES 2013-A
Monthly Servicer's Statement
for the month ended June 30, 2015
Period	Collection	Accrual	Distribution	Series Allocation Percentage at Month-End	46.82%
From	01-Jun-15	15-Jun-15	15-Jul-15	Floating Allocation Percentage at Month-End	54.07%
To	30-Jun-15	15-Jul-15
Days	30

Description of Collateral		Expected Final	Accumulation	Early Redemption
On the Distribution Date, the Series 2013-A balances were:		Payment Date	Period	Period
		2/15/2016	8/1/2015	No
Notes	$1,000,000,000.00

Principal Amount of Debt	1,000,000,000.00
Required Overcollateralization	$242,200,000.00
Required Overcollateralization Increase - MPR < 35%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Incremental Overcollateralization Amount	$0.00
Series Nominal Liquidation Amount	1,242,200,000.00

Required Participation Amount	$1,242,200,000.00		Accumulation Account
Excess Receivables	$657,712,674.10		Beginning	-
			Payout	-
Total Collateral	$1,899,912,674.10		Additions	-
			Ending Balance	-
Collateral as Percent of Notes	189.99%

NMOTR Trust Pool Activity
During the past Collection Period, the following activity occurred:
			Distributions to Investors
	NMOTR		Days	30
	Total Pool		LIBOR	0.185500%
Beginning Gross Principal Pool Balance	$5,440,315,076.24		Applicable Margin	0.300000%
Total Principal Collections	$(2,194,178,156.55)			0.485500%
Investment in New Receivables	$2,279,485,916.20
Receivables Added for Additional Accounts	$0.00			Actual	Per $1000
Repurchases	$(20,967,600.75)		Interest	404,583.33	0.40
Principal Default Amounts	$0.00		Principal	-	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00				0.40
Less Net CMA Offset	$(526,556,035.74)
Less Servicing Adjustment	$(4,328,551.49)		Total Due Investors	404,583.33	0.485500%
Ending Balance	$4,973,770,647.91		Servicing Fee	$1,035,166.67
			Excess Cash Flow	1,474,211.45
SAP for Next Period	46.82%

Average Receivable Balance	$4,939,936,161.44
Monthly Payment Rate	44.42%		Reserve Account

Interest Collections			Required Balance	$5,000,000.00
During the past collection period, the following activity occurred:			Current Balance	$5,000,000.00
			Deficit/(Excess)	$-
	NMOTR
	Total Pool
Total Interest Collections	$11,508,767.64
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00
Total Available	$11,508,767.64